Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income - 9 months ended Sep. 30, 2019 - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income	Retained Earnings	Redeemable Noncontrolling Interest
Beginning balance (in shares) at Dec. 31, 2018	53,971,706	53,971,706
Beginning balance at Dec. 31, 2018	$ 1,354,281	$ 4,658	$ 529,642	$ 983	$ (69,328)	$ 888,326
Comprehensive income:
Net income attributable to the group	274,979					274,979
Currency translation adjustment	(22,989)				(22,989)
Currency impact of long term funding (net of tax)	(3,138)				(3,138)
Unrealized capital gain – investments	643				643
Amortization of interest rate hedge	(692)				(692)
Total comprehensive income	248,803				(26,176)	274,979
Exercise of share options (in shares)		317,713
Exercise of share options	21,030	$ 21	21,009
Issue of restricted share units (in shares)		351,165
Issue of restricted share units	24	$ 24
Non-cash stock compensation expense	21,079		21,079
Share issuance costs	(9)		(9)
Share repurchase program (in shares)		(1,000,000)
Share repurchase program	(141,573)	$ (67)		67		(141,573)
Share repurchase costs	(103)					(103)
Noncontrolling interest adjustment to redemption amount	$ (1,243)					(1,243)
Ending balance (in shares) at Sep. 30, 2019	53,640,584	53,640,584
Ending balance at Sep. 30, 2019	$ 1,502,289	$ 4,636	$ 571,721	$ 1,050	$ (95,504)	$ 1,020,386
Beginning balance at Dec. 31, 2018	0						$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Acquisition of redeemable noncontrolling interest							32,592
Noncontrolling interest adjustment to redemption amount							1,243
Net income attributable to redeemable noncontrolling interest							1,016
Beginning balance at Sep. 30, 2019	$ 34,851						$ 34,851